Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Advances on new building contracts	$ 217,361,000	$ 29,812,000
Depreciation of vessels and equipment	198,553,000	199,006,000	189,364,000
Interest costs capitalized to vessels and equipment	2,300,000	19,600,000	1,500,000
Reclassification from vessels and equipment at cost, less accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Advances on new building contracts		29,800,000
Vessel [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 171,800,000	$ 171,400,000	$ 158,000,000
Floating accommodation units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Towage vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Falcon Spirit [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	1
Minimum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Dry docks period	2 years 6 months
Maximum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Dry docks period	5 years